Income Taxes - Current and Defered Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current tax benefit (expense)	$ 15	$ (3)	$ 0
Deferred tax benefit	30	477	1
Income tax benefit	$ 45	$ 474	$ 1